Earnings per Share ("EPS") - Computation of Basic and Diluted Earnings per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Basic earnings per share:
Profit / (loss) for the year attributable to equity holders of the parent	₨ 13,705	$ 210	₨ 55,033	₨ (125,153)
Weighted average number of ordinary shares for basic earnings per share	3,709,778,760	3,709,778,760	2,964,333,584	2,965,004,871
Earnings / (loss) per share | (per share)	₨ 3.69	$ 0.06	₨ 18.57	₨ (42.21)
Diluted earnings per share:
Profit / (loss) for the year attributable to equity holders of the parent	₨ 13,705	$ 210	₨ 55,033	₨ (125,153)
Adjusted weighted average number of ordinary shares for diluted earnings per share	3,717,466,311	3,717,466,311	2,965,560,871	2,965,004,871
Earnings / (loss) per share | (per share)	₨ 3.69	$ 0.06	₨ 18.56	₨ (42.21)